Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Significant Accounting Policies [Abstract]
Summary Of Securities

	Current		Noncurrent
	2014	2013	2014	2013
Aggregate fair value	$7,528,592	$5,457,842	$-	$2,880,219
Gross unrealized holding gains	(747)	(1,279)	-	(442)
Gross unrealized holding losses	161	26	-	294
Amortized cost basis	7,528,006	5,456,589	-	2,880,071
Accrued interest	7,172	12,086	-	3,180
Amounts shown on balance sheets	$7,535,178	$5,468,675	$-	$2,883,251